Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,131,500
Previously Paid Amount	0.00
Total Fee Amount	432.46
Total Offset Amount	0.00
Net Fee	432.46
Narrative - Max Aggregate Offering Price	$ 3,131,500
Final Prospectus	true